ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,	December 31,
	2020	2019
Accounts receivable	$4,077,820	$2,165,932
Allowance for doubtful accounts	(15,477)	(10,774)
Accounts receivable, net	$4,062,343	$2,155,158